Offerings - Offering: 1	Apr. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Common Stock, par value $0.001 per share ("Common Stock")
Amount Registered | shares	772,500
Proposed Maximum Offering Price per Unit	1.19
Maximum Aggregate Offering Price	$ 919,275
Fee Rate	0.01381%
Amount of Registration Fee	$ 126.95
Offering Note

(1)

Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, or the Securities Act, this Registration Statement shall also cover any additional shares of Registrant’s Common Stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Registrant’s Common Stock, as applicable.

(2)

Estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $1.19 per share, the closing price of the Registrant’s Common Stock on April 13, 2026, as reported on the Nasdaq Global Select Market.

(3)

Represents 750,000 shares of the Registrant’s Common Stock available for grant under the 2026 Inducement Plan and 22,500 shares of Common Stock that certain Non-Plan Employee Inducement Restricted Stock Units Award Agreement between the Registrant and Kyle Chaykowski dated January 8, 2026.